Long-term debt - Principal Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Principal outstanding	$ 751,397
2027 Notes
Debt Instrument [Line Items]
Annual interest rate	5.875%
Principal outstanding	$ 535,986	$ 553,354
2023 Notes
Debt Instrument [Line Items]
Annual interest rate	6.625%
Principal outstanding	$ 201,763	$ 216,593